Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss for the year	$ (27,756)	$ (20,925)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	4,097	3,517
Stock based compensation	1,559	1,381
Gain on asset sale	(19)	0
Advance payment	(1,218)	(1,149)
Reduction in other assets	2,137
Other	7	74
Changes in non-cash working capital items:
Accounts receivable	2,838	1,906
Unbilled receivables	(3,898)	83
Inventory	(852)	115
Prepaid expenses	(4,200)	(665)
Accounts payable and accrued liabilities	8,632	(2,516)
Deferred revenue	3,035	259
Net Cash Provided by (Used in) Operating Activities, Total	(15,638)	(17,920)
FINANCING ACTIVITIES
Proceeds from issuance of share capital	2,420	1,094
Net Cash Provided by (Used in) Financing Activities, Total	2,420	1,094
INVESTING ACTIVITIES
Restricted cash	(1,920)	0
Proceeds from sale of assets	541	0
Addition of property, plant and equipment	(4,576)	(2,052)
Addition of intangibles	(447)	(838)
Addition of other assets	(1,877)	(780)
Net Cash Provided by (Used in) Investing Activities, Total	(8,279)	(3,670)
Foreign exchange translation adjustment on cash	132	148
Decrease in cash	(21,365)	(20,348)
Cash, beginning of year	40,425	60,773
Cash, end of year	19,060	40,425
Cash paid during the year for:
Interest	3	5
Income taxes	$ 179	$ 16